BORROWINGS - R6.0 BILLION REVOLVING CREDIT FACILITY (Details) - ZAR (R) R in Millions			12 Months Ended
	Nov. 15, 2016	Dec. 13, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period			R 8,973.8	R 3,803.6
Loans raised			69,593.8	17,280.5	R 1,552.0
Loans repaid			(55,719.5)	(11,834.7)	(1,572.9)
Balance at end of period			25,649.5	8,973.8	3,803.6
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 6,000.0		R 6,000.0
Debt term	3 years		3 years
Balance at beginning of period			R 5,100.0
Loans raised			800.0	5,100.0
Loans repaid			(363.6)
Balance at end of period			5,536.4	5,100.0
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 4,500.0	R 4,500.0	R 4,500.0
Debt term		3 years
Balance at beginning of period				1,961.6	1,979.5
Loans raised				1,936.4	1,000.0
Loans repaid				R (3,900.0)	(1,020.9)
Balance at end of period					R 1,961.6
JIBAR | R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest rate margin, covenant period, ratio below 3.0			2.40%
Interest rate margin, covenant period, ration between 3.0 and 3.25			2.65%
Interest rate margin, ratio above 3.25			2.90%
Interest rate margin			2.40%